Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Summary Of Inventories

Details of inventories as of June 30, 2025 and as of December 31, 2024 are as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
Raw materials & Work in progress	48,137	55,736
Finished goods	8,469	14,346
Total	56,606	70,082